Summary of Time and performance Award Activity (Detail) (2010 Equity Incentive Plan, Restricted Stock, Class A Common Stock, USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Time Vested
Weighted average grant date fair value ($ per share)
Unvested and outstanding at beginning of period	$ 680.74	$ 684.15
Granted	$ 572.70	$ 674.33	$ 684.15
Vested	$ 681.41	$ 684.15
Forfeited	$ 684.43	$ 684.15
Unvested and outstanding at end of period	$ 651.97	$ 680.74	$ 684.15
Shares
Unvested and outstanding at beginning of period	11,585	10,049
Granted	2,444	4,030	10,049
Vested	(2,673)	(2,010)
Forfeited	(1,875)	(484)
Unvested and outstanding at end of period	9,481	11,585	10,049
Vest date fair value
Vested	$ 1,980	$ 1,351
Performance Vested
Weighted average grant date fair value ($ per share)
Unvested and outstanding at beginning of period	$ 298.15	$ 295.10
Granted	$ 394.00	$ 307.00	$ 295.10
Forfeited	$ 295.96	$ 295.10
Unvested and outstanding at end of period	$ 298.15	$ 298.15	$ 295.10
Shares
Unvested and outstanding at beginning of period	53,098	41,297
Granted	15,050	13,612	41,297
Forfeited	(12,324)	(1,811)
Unvested and outstanding at end of period	55,824	53,098	41,297